Derivative Financial Instrument - Additional Information (Detail) - USD ($) $ in Millions		12 Months Ended
	Sep. 09, 2015	Feb. 03, 2018	Jan. 28, 2017	Jan. 30, 2016	Sep. 29, 2017	Mar. 31, 2016
Interest Rate Cap [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Aggregate notional amount						$ 1,700.0
Forward cap rate					2.50%
Notional outstanding principal balance					$ 1,000.0
Unrealized gain (loss) on derivatives		$ 0.0	$ 0.0	$ (2.0)
Interest Rate Cap [Member] | London Interbank Offered Rate (LIBOR) [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Interest Rate Caps						1.50%
Interest Rate Swap [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Aggregate notional amount		100.0
Unrealized gain (loss) on derivatives		$ 0.0	$ 0.0	$ 1.0
Payment on derivative instrument termination	$ 0.3
Derivative instrument loss	$ 0.3